Financial instruments and risk management (Details 4)	12 Months Ended
Dec. 31, 2024 Number
Probable Scenario [Member] | Risk Of CDI [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Probable Scenario [Member] | Risk Of U S D [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Probable Scenario [Member] | Risk Of S O F R [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Probable Scenario [Member] | Risk Of I P C A [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Probable Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Probable Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Probable Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Probable Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Probable Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Probable Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Probable Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Probable Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Probable Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Probable Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Probable Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Probable Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Probable Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Possible Scenario [Member] | Risk Of U S D [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	7.7404
Possible Scenario [Member] | Risk Of S O F R [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Possible Scenario [Member] | Risk Of I P C A [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Possible Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	15.19%
Possible Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Possible Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Possible Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Possible Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Possible Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	6.36%
Possible Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Possible Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Possible Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Possible Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	6.04%
Remote Scenario [Member] | Risk Of U S D [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	9.2885
Remote Scenario [Member] | Risk Of S O F R [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Remote Scenario [Member] | Risk Of I P C A [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.1923
Remote Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	18.23%
Remote Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Remote Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Remote Scenario [Member] | Interest Rate Of CDI [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.15%
Remote Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Remote Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	7.63%
Remote Scenario [Member] | Interest Rate Of SOFR [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.09%
Remote Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Remote Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of Libor [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.83%
Remote Scenario [Member] | Interest Rate Of IPCA [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	7.25%